Income Taxes, Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Items Giving Rise to Deferred Tax Assets [Abstract]
Other reserves	$ 193	$ 130
Allowance for credit losses	2,552	2,240
Unrealized loss on securities available for sale	528	2,966
Deferred compensation	2,456	2,295
Deferred loan fees/costs	198	172
Accrued bonus	333	325
Purchase accounting adjustments	61	62
Net operating loss	16	32
Lease liability	267	293
Nonaccrual interest income	199	109
Other	210	58
Items Giving Rise to Deferred Tax Liabilities [Abstract]
Mortgage servicing rights	(71)	(79)
FHLB stock dividends	(433)	(434)
Prepaid expenses	(33)	(33)
Depreciation and amortization	(307)	(344)
Right-of-use asset	(267)	(293)
Other	(281)	(281)
Net deferred tax asset	5,621	7,218
Operating Loss Carryforwards [Abstract]
Operating loss carryforwards	$ 76
Operating loss carryforwards, expiration date	Dec. 31, 2026
Unrecognized tax benefits	$ 0	$ 0